Financial Instruments - Detailed Information About In Carrying And Fair value of Borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Bank loans
Financial assets
Financial liabilities	₺ 22,900,345	₺ 27,426,863
Financial liabilities, at fair value	21,453,658	27,305,679
Debt securities
Financial assets
Financial liabilities	18,013,208	21,858,526
Financial liabilities, at fair value	₺ 16,573,025	₺ 21,739,016